Segmented Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segmented Information
SEGMENTED INFORMATION
Information by reportable segment is as follows:

	REGULATED									NON-REGULATED
Year Ended	United States			Canada						Energy			Inter-
December 31, 2016		UNS	Central	FortisBC	Fortis	FortisBC	Eastern	Caribbean		Infra-	Non-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Canadian	Electric	Total	structure	Utility	and Other	eliminations	Total
Revenue	334	2,002	849	1,151	572	377	1,063	301	6,649	193	—	9	(13)	6,838
Energy supply costs	—	740	253	347	—	132	698	137	2,307	35	—	—	(1)	2,341
Operating expenses	151	605	387	295	189	88	136	45	1,896	39	—	108	(12)	2,031
Depreciation and amortization	46	264	61	198	180	57	91	54	951	28	—	4	—	983
Operating income (loss)	137	393	148	311	203	100	138	65	1,495	91	—	(103)	—	1,483
Other income (expenses), net	9	7	5	17	3	—	2	9	52	2	—	—	(1)	53
Finance charges	54	102	40	125	85	37	55	15	513	4	—	162	(1)	678
Income tax expense (recovery)	20	99	43	51	—	9	21	—	243	3	—	(101)	—	145
Net earnings (loss)	72	199	70	152	121	54	64	59	791	86	—	(164)	—	713
Non-controlling interests	13	—	—	1	—	—	—	13	27	26	—	—	—	53
Preference share dividends	—	—	—	—	—	—	—	—	—	—	—	75	—	75
Net earnings (loss) attributable to common equity shareholders	59	199	70	151	121	54	64	46	764	60	—	(239)	—	585
Goodwill	8,246	1,854	605	913	227	235	67	190	12,337	27	—	—	—	12,364
Identifiable assets	9,754	7,081	2,609	5,317	3,830	1,908	2,327	1,154	33,980	1,475	—	130	(45)	35,540
Total assets	18,000	8,935	3,214	6,230	4,057	2,143	2,394	1,344	46,317	1,502	—	130	(45)	47,904
Gross capital expenditures	223	524	233	336	375	74	161	106	2,032	19	—	10	—	2,061

Year Ended
December 31, 2015
($ millions)
Revenue	—	2,034	880	1,295	563	360	1,033	321	6,486	107	171	24	(31)	6,757
Energy supply costs	—	820	315	498	—	116	673	169	2,591	1	—	—	(1)	2,591
Operating expenses	—	573	381	292	183	89	143	46	1,707	19	124	36	(12)	1,874
Depreciation and amortization	—	242	56	190	168	57	82	47	842	18	11	2	—	873
Operating income (loss)	—	399	128	315	212	98	135	59	1,346	69	36	(14)	(18)	1,419
Other income (expenses), net	—	5	8	11	3	—	2	2	31	56	109	2	(1)	197
Finance charges	—	98	38	134	78	39	56	14	457	3	18	94	(19)	553
Income tax expense (recovery)	—	111	40	51	(1)	9	19	—	229	24	13	(43)	—	223
Net earnings (loss)	—	195	58	141	138	50	62	47	691	98	114	(63)	—	840
Non-controlling interests	—	—	—	1	—	—	—	13	14	21	—	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	—	—	77	—	77
Net earnings (loss) attributable to common equity shareholders	—	195	58	140	138	50	62	34	677	77	114	(140)	—	728
Goodwill	—	1,912	624	913	227	235	67	195	4,173	—	—	—	—	4,173
Identifiable assets	—	6,977	2,601	5,116	3,592	1,872	2,219	1,084	23,461	1,025	—	352	(207)	24,631
Total assets	—	8,889	3,225	6,029	3,819	2,107	2,286	1,279	27,634	1,025	—	352	(207)	28,804
Gross capital expenditures	—	669	181	460	452	103	175	137	2,177	38	9	19	—	2,243
SEGMENTED INFORMATION (cont’d)

Related party and inter-company transactions

Related-party transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. There were no material related-party transactions in 2016 or 2015.

Inter-company balances and inter-company transactions, including any related inter-company profit, are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. The significant inter-company transactions for 2016 and 2015 are summarized in the following table.

(in millions)	2016	2015
Sale of capacity from Waneta Expansion to FortisBC Electric (Note 36)	$45	$30
Sale of energy from BECOL to Belize Electricity	33	30
Lease of gas storage capacity from Aitken Creek to FortisBC Energy	17	—

As at December 31, 2016, accounts receivable on the Corporation’s consolidated balance sheet included approximately $16 million due from Belize Electricity (December 31, 2015 - $5 million), in which Fortis holds a 33% equity investment.

From time to time, the Corporation provides short-term financing to certain of its subsidiaries to support capital expenditure programs, acquisitions and seasonal working capital requirements, bearing interest at rates that approximate the Corporation’s cost of short-term borrowing, and provides long-term financing to certain of its subsidiaries, bearing interest at rates that approximate the Corporation’s cost of long-term debt. There were no inter-segment loans outstanding as at December 31, 2016 (December 31, 2015 - $48 million) and total interest charged in 2016 was less than $1 million (2015 - $17 million).